Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Matrix Advisors Dividend Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matrix Advisors Dividend Fund
Average Annual Return, Percent	15.46%	8.36%	9.04%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%	14.98%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	13.06%	9.01%	9.55%